LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT

NOTE 5 - LONG-TERM DEBT

At December 31 long-term debt consists of the following:

	2012	2011
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk. (See Note 1).	$784,288	$832,842
Equipment note payable maturing on November 1, 2014. Interest is charged at 5.5% and is secured by certain assets of the Company and guaranteed by the officers of the Company.	0	300,184
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	201,960	0
Vehicle loan secured by the vehicle maturing on November 21,2017. Interest is charged at 3.9% .	45,418	0
Less current portion	130,905	146,110
Long-term debt	$900,761	$986,916

Principal payments due in each of the years subsequent to December 31, 2012 are as follows:

Year Ending December 31,	Amount

2013	130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$1,031,666

For the year ended December 31, 2012, the Company accrued and paid $35,249 in interest expense on long-term debt.